THRIVENT MUTUAL FUNDS

Supplement to Prospectus dated February 28, 2005
Regarding
Thrivent Income Fund
Thrivent Core Bond Fund
Thrivent Bond Index Fund-I
Thrivent Limited Maturity Bond Fund

The "Portfolio Management" section of the prospectus is amended with respect to the following Funds:

Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund

Gregory R. Anderson and Michael G. Landreville serve as portfolio co-managers of Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund.

Mr. Anderson has been a portfolio manager of the Funds since 2005. He has been with Thrivent Investment Mgt. since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has been a portfolio manager of Thrivent Income Fund since 1998, Thrivent Limited Maturity Bond Fund since 1999, and Thrivent Core Bond Fund since 2002. He has been with Thrivent Investment Mgt. since 1983.

Thrivent Bond Index Fund-I

Michael G. Landreville has served as portfolio manager of Thrivent Bond Index Fund-I since 2005. He has been with Thrivent Investment Mgt. since 1983 and has served as a portfolio manager since 1998.

The date of this Supplement is October 12, 2005.

Please include this Supplement with your Prospectus.